Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2013
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013
JNL/Mellon Capital DOW 10 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus for the JNL/Mellon Capital DowSM 10 Fund, please delete the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.

JNL/MC GLOBAL 15 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus for the JNL/Mellon Capital Global 15 Fund, please delete the second paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

JNL/MC 25 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	In the summary prospectus for the JNL/Mellon Capital 25 Fund, please delete the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”).  The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.

JNL/MC JNL OPTIMIZED 5 FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the summary prospectus for the JNL/Mellon Capital JNL Optimized 5 Fund, please delete the third bullet following the first paragraph of section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	24% in the European 30 Strategy;